Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Payables [Abstract]
Accruals for consulting fees	$ 649	$ 406,152
Payroll payables	1,020,252	451,800
Office rental	10,000
Other payables	2,228,418	1,273,939
Total accrued expenses and other payables	3,259,319	2,131,891
Less: Accrued expenses and other payables- discontinued operations